CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, no par value	$ 0	$ 0
Increase in Ordinary shares, shares authorized	10,000,000	2,500,000
Ordinary shares, shares issued	2,013,141	1,471,412
Ordinary shares, shares outstanding	2,013,141	1,471,412